THE MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund

(the “Fund”)

Supplement dated June 21, 2019 (“Supplement”)

to the Prospectus dated February 28, 2019, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on March 12-13, 2019, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) terminating MacKay Shields LLC (“MacKay”) as the Fund’s subadvisor; (ii) appointing Candriam Luxembourg S.C.A. (“Candriam Luxembourg”) as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund’s name and modifying the Fund’s investment objective, principal investment strategies, investment process, and principal risks; (iv) eliminating the Fund’s fund accounting services fee; (v) allowing New York Life Investment Management LLC, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval (referred to as a “manager-of-managers” structure); and (vi) filing related proxy materials.

Subsequently, at a meeting held on June 7, 2019, shareholders approved items (ii) and (v) of the above.

As a result, the changes detailed in the Prospectus supplement dated March 15, 2019 are effective immediately. In addition, effective immediately the following changes are made to the Prospectus:

1.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a new expense limitation agreement and to reflect the elimination of the Fund’s fund accounting services fee:

	Class A	Investor Class	Class B1	Class C	Class I	Class R6
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None	None
Other Expenses	0.28%	0.51%	0.51%	0.51%	0.28%	0.15%
Total Annual Fund Operating Expenses	1.23%	1.46%	2.21%	2.21%	0.98%	0.85%
Waivers / Reimbursements[4]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.13)%	0.00%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.17%	1.40%	2.15%	2.15%	0.85%	0.85%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated to reflect the elimination of the Fund’s fund accounting services fee. The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets over $500 million.

4.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.17%; and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class B and Class C shares. In addition, New York Life Investments will waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for Class R6 do not exceed those of Class I. This agreement will remain in effect until February 28, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After	Class A	Investor	Class B		Class C		Class I	Class R6
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 564	$ 586	$ 218	$ 718	$ 218	$ 318	$ 87	$ 87
3 Years	$ 817	$ 885	$ 685	$ 985	$ 685	$ 685	$ 299	$ 271
5 Years	$ 1,090	$ 1,206	$ 1,179	$ 1,379	$ 1,179	$ 1,179	$ 529	$ 471
10 Years	$ 1,867	$ 2,113	$ 2,350	$ 2,350	$ 2,539	$ 2,539	$ 1,190	$ 1,049

2.	Operation as a Manager of Managers. In the first table in the section of the Prospectus entitled “Operation as a Manager of Managers”, the “X” in the row for the Fund under the “May Rely on Order Only for Unaffiliated Subadvisors*” column is deleted and an “X” is inserted in the row for the Fund under the “May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors” column.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund

(the “Fund”)

Supplement dated June 21, 2019 (“Supplement”)

to the Prospectus dated February 28, 2019, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Prospectus.

At a meeting held on March 12-13, 2019, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) terminating MacKay Shields LLC (“MacKay”) as the Fund’s subadvisor; (ii) appointing Candriam Luxembourg S.C.A. (“Candriam Luxembourg”) as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund’s name and modifying the Fund’s investment objective, principal investment strategies, investment process, and principal risks; (iv) eliminating the Fund’s fund accounting services fee; (v) allowing New York Life Investment Management LLC, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval (referred to as a “manager-of-managers” structure); and (vi) filing related proxy materials.

Subsequently, at a meeting held on June 7, 2019, shareholders approved items (ii) and (v) of the above.

As a result, the changes detailed in the Prospectus supplement dated March 15, 2019 are effective immediately. In addition, effective immediately the following changes are made to the Prospectus:

3.	Fees and Expenses of the Fund and Example. The Fund’s fees and expenses table and example table are deleted in their entirety and replaced with the following, which have been restated to reflect a new expense limitation agreement and to reflect the elimination of the Fund’s fund accounting services fee:

	Class A	Investor Class	Class B1	Class C	Class I
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	4.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [2]	None [2]	5.00%	1.00%	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (as an annual percentage of the Fund's average daily net assets)[3]	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	1.00%	1.00%	None
Other Expenses	0.28%	0.51%	0.51%	0.51%	0.28%
Total Annual Fund Operating Expenses	1.23%	1.46%	2.21%	2.21%	0.98%
Waivers / Reimbursements[4]	(0.06)%	(0.06)%	(0.06)%	(0.06)%	(0.13)%
Total Annual Fund Operating Expenses After Waivers / Reimbursements[4]	1.17%	1.40%	2.15%	2.15%	0.85%
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

2.	No initial sales charge applies on investments of $1 million or more (and certain other qualified purchases). However, a contingent deferred sales charge of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge.

3.	Restated to reflect the elimination of the Fund’s fund accounting services fee. The management fee is as follows: 0.70% on assets up to $500 million and 0.65% on assets over $500 million.

4.	New York Life Investment Management LLC (“New York Life Investments”) has contractually agreed to waive fees and/or reimburse expenses so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) do not exceed the following percentages of its average daily net assets: Class A, 1.17%; and Class I, 0.85%. New York Life Investments will apply an equivalent waiver or reimbursement, in an equal number of basis points of the Class A shares waiver/reimbursement, to Investor Class, Class B and Class C shares. This agreement will remain in effect until February 28, 2021, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Fund.

Expenses After	Class A	Investor	Class B		Class C		Class I
		Class	Assuming no redemption	Assuming redemption at end of period	Assuming no redemption	Assuming redemption at end of period
1 Year	$ 564	$ 586	$ 218	$ 718	$ 218	$ 318	$ 87
3 Years	$ 817	$ 885	$ 685	$ 985	$ 685	$ 685	$ 299
5 Years	$ 1,090	$ 1,206	$ 1,179	$ 1,379	$ 1,179	$ 1,179	$ 529
10 Years	$ 1,867	$ 2,113	$ 2,350	$ 2,350	$ 2,539	$ 2,539	$ 1,190

4.	Operation as a Manager of Managers. In the first table in the section of the Prospectus entitled “Operation as a Manager of Managers”, the “X” in the row for the Fund under the “May Rely on Order Only for Unaffiliated Subadvisors*” column is deleted and an “X” is inserted in the row for the Fund under the “May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors” column.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund

(the “Fund”)

Supplement dated June 21, 2019 (“Supplement”)

to the Statement of Additional Information (“SAI”) dated February 28, 2019, as supplemented

Important Notice Regarding Changes to Name, Investment Objective and Investment Policies

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the SAI.

At a meeting held on March 12-13, 2019, the Board of Trustees (“Board”) of The MainStay Funds (“Trust”) considered and approved, among other related proposals: (i) terminating MacKay Shields LLC (“MacKay”) as the Fund’s subadvisor; (ii) appointing Candriam Luxembourg S.C.A. (“Candriam Luxembourg”) as the Fund’s subadvisor and the related subadvisory agreement, subject to shareholder approval; (iii) changing the Fund’s name and modifying the Fund’s investment objective, principal investment strategies, investment process, and principal risks; (iv) eliminating the Fund’s fund accounting services fee; (v) allowing New York Life Investment Management LLC, to enter into and/or materially amend agreements with affiliated and unaffiliated subadvisors on behalf of the Fund without obtaining shareholder approval (referred to as a “manager-of-managers” structure); and (vi) filing related proxy materials.

Subsequently, at a meeting held on June 7, 2019, shareholders approved items (ii) and (v) of the above.

As a result, the changes detailed in the supplement dated March 15, 2019 are effective immediately. In addition, effective immediately the following changes are made to the SAI:

1.	Name Change. The name of the Fund is changed to MainStay Candriam Emerging Markets Debt Fund.

2.	Subadvisor Change. References to MacKay as Subadvisor to the Fund are replaced with Candriam Luxembourg, as appropriate.

3.	Proxy voting Policies and Procedures. The section of the SAI is amended to include the following:

MainStay Candriam Emerging Markets Debt Fund

The Manager has delegated proxy-voting authority to the Fund's Subadvisor, Candriam Luxembourg. A summary of its proxy voting policies and procedures is provided below.

To assist Candriam Luxembourg in researching and voting proxies, it utilizes the research and implementation services of ISS, the world’s leading provider of corporate governance solutions. ISS provides Proxy Voting recommendations based on its own proxy voting policy or on a proprietary proxy voting policy, the latter being the case for Candriam Luxembourg.

In the vast majority of cases, Candriam Luxembourg's policy is similar to or consistent with ISS' "Benchmark Voting Policy.” There are some specific proxy proposals on which Candriam Luxembourg deviates from ISS’ Benchmark Voting Policy for some markets e.g., the level of independence of the board or the possibility for non-executives to receive equity grants. Candriam Luxembourg also recognizes that there is no one-size fits all solution and takes into consideration company explanations and market practices when casting its votes.

Candriam Luxembourg's proprietary proxy voting policy is defined by Candriam Luxembourg's Proxy Voting Committee. This Policy is designed to ensure that all proxies are voted in the best interest of its clients without regard to Candriam Luxembourg’s own interests or the interests of its affiliates.

Candriam Luxembourg's proxy voting policy is based on four principles:

•          One share, one vote;

•          The equal treatment of shareholders;

•          The accountability of the board; and

•          The transparency and integrity of financial statements.

Candriam Luxembourg's Proxy Voting Committee defines and adjusts the proxy voting policy and reviews the votes cast at general meetings. Once a year, Candriam Luxembourg heads a meeting with ISS to assess the results of the proxy voting season. During this meeting ISS also explains to Candriam Luxembourg any changes to their Benchmark Voting Policy. Those elements are then discussed by Candriam Luxembourg's Proxy Voting Committee and if needed, can lead to some changes in the proxy voting policy. The subsequent policy is communicated to ISS before the new proxy voting season starts.

ISS notifies Candriam Luxembourg in cases of uncertainties the vote to cast following the voting policy. Following this notification, the individuals in charge of Proxy Voting at Candriam Luxembourg cast votes in accordance with the policy. However, they have the possibility to diverge from the policy when it is deemed necessary. In this case, the reasoning and arguments leading to the decision is explained in writing and discussed by the Proxy Voting Committee.

Should a conflict of interest arise, Candriam Luxembourg could abstain from casting a vote or strictly follow ISS’ recommendation. Candriam Luxembourg defines a conflict of interest as a situation whereby the management company (or one of its staff) has an interest of a material, professional, commercial or financial nature that clashes with the interest of one or more clients.

The method selected by Candriam Luxembourg to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duties to its clients.

4.	Portfolio Managers. The section entitled “Portfolio Managers” is revised as follows:
a.	The table beginning on page 104 is revised to remove Jacob Bak and references to Dan Roberts as a portfolio manager of the Fund. The table is further revised to include the following:

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Magda Branet**	MainStay Candriam Emerging Markets Debt Fund	0	4 Accounts $4,097,458,065	0	0	3 Accounts $1,307,771,661	0
Diliana Deltcheva**	MainStay Candriam Emerging Markets Debt Fund	0	4 Accounts $4,097,458,065	0	0	3 Accounts $1,307,771,661	0
Christopher Mey**	MainStay Candriam Emerging Markets Debt Fund	0	3 Accounts $3,745,439,074	0	0	2 Accounts $1,251,260,951	0

** The information presented for Ms. Branet, Ms. Deltcheva and Mr. Mey is as of May 31, 2019.

b.	The table beginning on page 109 is revised to remove Jacob Bak and to include the following:

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Magda Branet**	None	$0	$0	$0
Diliana Deltcheva**	None	$0	$0	$0
Christopher Mey**	None	$0	$0	$0

** The information presented for Ms. Branet, Ms. Deltcheva and Mr. Mey is as of May 31, 2019.

5.	Portfolio Manager Compensation Structure. The section beginning on page 108 is revised to include Candriam Luxembourg.

New York Life Investments and the following Subadvisors (Candriam Belgium, Candriam Luxembourg, Cushing, Epoch, Index IQ Advisors, MacKay Shields, NYL Investors and Winslow) have in place a compensation program for all eligible investment and non-investment employees that is consistent with its business strategy, objectives, values and long-term interests. Moreover, these programs encourage an alignment of long-term interests between each Subadvisor and Fund shareholders. Each Subadvisor has structured its compensation plan to be competitive with other investment management firms. Total compensation is designed to align portfolio manager compensation with shareholder goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results. Each Subadvisor’s compensation program includes two components, fixed and variable compensation.

Fixed compensation is paid through an employee’s annual base salary, which is set by reference to a range of factors, taking account of seniority and responsibilities and the market rate of pay for the relevant position.

Variable or incentive compensation, both cash bonus and deferred awards, are a significant component of total compensation. Variable compensation for investment personnel is generally based on both quantitative and qualitative factors. Quantitative factors may include some of the following: (1) the multi-year investment performance (such as 3-, 5- or 7-year) of portfolios managed by the employee, including benchmarks and competitive universes as well as multi-year investment performance of analyst recommendations; (2) assets under management; (3) the overall revenues and profitability of the firm; (4) the financial results of the investment team and (5) industry benchmarks. The qualitative factors may include, among others, leadership, adherence to the firm’s policies and procedures, and contribution to the firm’s goals and objectives. As described, many factors including an individual’s role, responsibilities, performance and financial results, are critical components of the compensation process. Variable compensation may be paid in the form of a cash bonus, deferred compensation and/or a fund profit re-allocation. In some instances, variable or incentive compensation may be predetermined or guaranteed for a period of time.

The deferred portion of variable compensation is provided to further retain and motivate key personnel. Each Subadvisor may maintain a long-term incentive, phantom equity or profit interest program. These programs are an integral component of the compensation structure and are designed to align employees’ compensation with the overall health of the Subadvisor and, more importantly, with the satisfaction of its clients.

In addition, each Subadvisor maintains an employee benefit program, including health and non-health insurance, and a 401(k) defined contribution or defined benefit plan for all of its employees regardless of their job title, responsibilities or seniority.

6.	Potential Portfolio Manager Conflicts. The section beginning on page 111 is revised to include the following for Candriam Luxembourg.

Candriam Luxembourg S.C.A.

Candriam Luxembourg provides portfolio management services to other accounts using substantially similar investment strategies as the MainStay Candriam Emerging Markets Debt Fund.

The side-by-side management of these accounts with the Fund may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

Therefore, Candriam Luxembourg has adopted various policies and procedures designed to disclose and mitigate these potential conflicts of interest. Candriam Luxembourg has set up a Code of Ethics and a Conflicts of Interest Policy, and has implemented structural measures intended to prevent conflicts of interest (i.e., task segmentation, information barriers, etc.) together with the adoption of procedures regarding allocation of investment opportunities and aggregation and allocation of trades.

These procedures are designed to ensure that all clients are treated fairly and equally, and to prevent these kinds of conflicts from influencing the allocation of investment opportunities among clients.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

THE MAINSTAY FUNDS

MainStay MacKay Infrastructure Bond Fund

(the “Fund”)

Supplement dated June 21, 2019 (“Supplement”) to the
Summary Prospectus and Prospectus, each dated February 28, 2019, as supplemented

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately:

1.	The section entitled “Principal Investment Strategies” is amended as follows:

a.	The following is added as the 8th paragraph:

The Fund may invest in derivatives, such as futures, options and swap agreements, to seek enhanced returns or to seek to reduce the risk of loss by hedging certain of its holdings.

b.	The first paragraph of “Investment Process” is amended to add the following as the last sentence:

The Subadvisor may give consideration to certain environmental, social, and governance (“ESG”) criteria when evaluating an investment opportunity.

2.	The section entitled “Principal Risks” is amended as follows:

a.	The risk entitled “Portfolio Management Risk” is amended to add the following as the last two sentences:

To the extent that the Subadvisor determines not to pursue an investment opportunity for nonfinancial reasons, such as its ESG criteria, the Fund may forgo some market opportunities available to other funds. As a result, the Fund may underperform similar funds that do not take into account ESG criteria.

b.	The following Principal Risk is added:

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may expose the Fund to greater risk than if it had invested directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying asset, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.